RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Analysis of Defined Benefit Obligations - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
The Group [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	£ (45,241)	£ (41,092)	£ (43,136)
The Bank [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(28,072)	(25,198)	£ (27,041)
Active members [member] | The Group [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(6,413)	(6,448)
Active members [member] | The Bank [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(3,433)	(3,487)
Deferred members [member] | The Group [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(16,058)	(14,208)
Deferred members [member] | The Bank [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(9,679)	(8,608)
Pensioners [member] | The Group [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(21,032)	(18,885)
Pensioners [member] | The Bank [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(13,714)	(11,971)
Dependants [member] | The Group [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	(1,738)	(1,551)
Dependants [member] | The Bank [member]
Analysis of the defined benefit obligation:
Defined benefit obligation	£ (1,246)	£ (1,132)